Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property and equipment, net
Total property and equipment	¥ 49,913,704		¥ 45,922,833		$ 7,236,807
Accumulated depreciation	(44,052,344)		(39,734,571)		(6,386,990)
Property and equipment, net	5,861,360		6,188,262		849,817
Depreciation	4,393,055	$ 636,933	6,215,253	¥ 10,114,779
Gains (loss) from the disposal of property and equipment	2,678	$ 388	180,537	¥ (59,213)
Computer and transmission equipment
Property and equipment, net
Total property and equipment	22,569,837		19,521,668		3,272,319
Furniture and office equipment
Property and equipment, net
Total property and equipment	2,820,000		2,781,360		408,862
Leasehold improvements
Property and equipment, net
Total property and equipment	23,707,764		22,803,702		3,437,302
Motor vehicles
Property and equipment, net
Total property and equipment	¥ 816,103		¥ 816,103		$ 118,324